Condensed Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) (Parentheticals) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Sale of Units, net of underwriting discount and offering costs (in Shares)	10,000,000
Jasper Therapeutics, Inc. [Member]
Net of issuance costs		$ 389
Tranche liability		$ 4,309